SEMI-ANNUAL REPORT






                               [GRAPHIC OMITTED]

                         BREMER INVESTMENT FUNDS, INC.


                               [GRAPHIC OMITTED]



                           Bremer Growth Stock Fund

                               Bremer Bond Fund


















                                March 31, 1999




                            TABLE OF CONTENTS

  Page

     Shareholder Letter.................................. 1

     Statement of Assets and Liabilities................. 2

     Statement of Operations............................. 3

     Growth Stock Fund Statement of Changes in Net Assets 4

     Bond Fund Statement of Changes in Net Assets........ 5

     Growth Stock Fund Financial Highlights.............. 6

     Bond Fund Financial Highlights...................... 7

     Growth Stock Fund Schedule of Investments........... 8

     Bond Fund Schedule of Investments...................11

     Notes to the Financial Statements...................15


               ------------------------------------------------



                              NOTICE TO INVESTORS


           Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.


May 13, 1999


Dear Shareholders:

The opposite is true. Six months ago we were talking about difficulties in the stock market and declining interest rates. Today, stock markets have rebounded strongly and interest rates have risen almost one percent, so fixed income returns have struggled.

Many of the international concerns of last year are slowly fading away. The United States economy over the past two quarters has seen continued strong growth. Gross domestic product grew 6.0% in the fourth quarter of 1998 and 4.5% in the first quarter of 1999. The actions taken by the Federal Reserve last fall to lower interest rates have kept the economy roaring along.

However, the strength of the economy has begun to put upward pressure on interest rates. The Bremer Bond fund has a slight negative return for the past six months, coinciding with the rise in interest rates. The fund has done reasonably well as spreads versus treasuries on corporate, mortgage and government bonds have tightened. The tightening has improved the relative performance of the fund. We continue to like the non-treasury bonds, particularly in the 3 to 4 year part of the curve.

The Bremer Growth Stock Fund has had a spectacular six months in rising over 30% during that period. While, the S & P 500 Index was up 27.3%. The fund is overweighted versus the S & P 500 in the following sectors: Technology, Financial, Consumer Staples and Consumer Cyclicals. The top five holdings are Cisco Systems, Inc., General Electric Company, Providian Financial Corporation, Carnival Corporation and Dayton Hudson Corporation. Your portfolio manager and equity analysts continue to focus on earning growth and quality companies at reasonable valuation levels.

The total net assets of the two funds have grown to $157.5 million, thanks to you and a strong stock market. The Bremer Funds staff thank you for your business.

Sincerely,


/s/ Steven A. Laraway

Steven A. Laraway
Bremer Investment Funds





-1-


====================================================================
BREMER INVESTMENT FUNDS, INC.
====================================================================

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 1999


--------------------------------------------------------------------

                                              ----------   ---------
                                               Growth        Bond
                                              Stock Fund     Fund
                                              ----------   ---------
ASSETS:
    Investments, at market value
    (Cost of $41,950,881 and
     $86,638,158, respectively)             $70,401,486  $86,605,344

    Dividends receivable                         45,923            -
    Interest receivable                          13,951      944,191
    Organizational expenses, net of
    accumulated amortization                      5,437       15,437
    Other assets                                  2,073        2,584
                                              ----------   ---------
        Total assets                         70,478,870   87,567,556
                                              ----------   ---------

LIABILITIES:
    Payable to Investment Adviser                41,390       51,167
    Dividends payable                                 -      393,635
    Accrued expenses and other liabilities       25,099       29,931
                                              ----------   ---------
        Total liabilities                        66,489      474,733
                                              ----------   ---------


NET ASSETS                                  $70,412,381  $87,092,823
                                             ==========    =========


NET ASSETS CONSIST OF:
    Capital stock                          $41,865,336  $86,900,279
    Accumulated undistributed net
    investment income                           21,781            -
    Accumulated undistributed net
    realized gain on investments                74,659      225,358
    Net unrealized appreciation
   (depreciation) on investments            28,450,605     (32,814)
                                             ==========   =========
        Total Net Assets                   $70,412,381  $87,092,823
                                             ==========   =========

    Shares outstanding
        (100 million shares authorized
        for each Fund, $.0001 par value)     4,402,876    8,586,774
                                             ==========   =========

    Net Asset Value, Redemption Price
    and Offering Price Per Share                $15.99       $10.14
                                             ==========   =========








              See Notes to the Financial Statements.

--------------------------------------------------------------------

===========================================================================
BREMER INVESTMENT FUNDS, INC.
===========================================================================

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 1999


---------------------------------------------------------------------------

                                                    ----------   ----------
                                                     Growth        Bond
                                                    Stock Fund     Fund
                                                    ----------   ----------
INVESTMENT INCOME:
    Dividend income (net of withholding tax
    of $662 and $0, respectively)                    $250,743           $-
    Interest income                                    58,901    2,642,684
                                                    ---------   ----------
       Total investment income                        309,644    2,642,684
                                                   ----------   ----------


EXPENSES:
    Investment advisory fees                          225,832      293,225
    Administration fees                                16,158       21,690
    Shareholder servicing and accounting costs         22,000       26,957
    Distribution fees                                   1,701        2,112
    Custody fees                                        5,564        9,208
    Federal and state registration                      1,360        1,528
    Professional fees                                   6,138        7,460
    Reports to shareholders                               886        1,842
    Amortization of organizational expenses             2,730        2,730
    Directors' fees and expenses                        1,246        1,248
    Other                                                 878        1,018
                                                    ----------   ----------
       Total expenses                                 284,493      369,018
                                                    ----------   ----------


NET INVESTMENT INCOME                                  25,151    2,273,666
                                                    ----------   ----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments and option
    contracts expired or closed                        74,698      261,938
    Change in unrealized appreciation
    (depreciation) on investments                  16,863,187  (2,646,290)
                                                    ----------   ----------
       Net realized and unrealized gain
       (loss) on investments                       16,937,885  (2,384,352)
                                                    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                       $16,963,036  ($110,686)
                                                    ==========   ==========








                  See Notes to the Financial Statements.

---------------------------------------------------------------------------

=========================================================================
BREMER INVESTMENT FUNDS, INC.
=========================================================================

STATEMENT OF CHANGES IN NET ASSETS



-------------------------------------------------------------------------

                                            -----------------------------
                                                   ---------------
                                                  Growth Stock Fund
                                            -----------------------------

                                         Six Months Ended
                                          March 31, 1999       Year Ended
                                           (Unaudited)     September 30, 1998
                                            --------------   -------------

OPERATIONS:
    Net investment income                        $ 25,151      $ 154,205
    Net realized gain on investments
      and option contracts expired or closed       74,698        301,927
    Change in unrealized appreciation on
    investments                                16,863,187      1,488,913
                                            --------------  -------------
       Net increase in net assets resulting
       from operations                         16,963,036      1,945,045
                                            --------------  -------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income                        (161,963)      (134,687)
    Net realized gains                           (301,927)       (76,348)
                                            --------------  -------------
                                            --------------  -------------
       Total dividends and distributions         (463,890)      (211,035)
                                            --------------  -------------


CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                    6,829,180      9,224,864
    Proceeds from shares issued to holders
    in reinvestment of dividends                    11,863          2,085
    Cost of shares redeemed                     (7,102,365)   (7,890,044)
                                            --------------  -------------
       Net increase (decrease) in net
       assets resulting from
       capital share transactions                (261,322)      1,336,905
                                            --------------  -------------

TOTAL INCREASE IN NET ASSETS                   16,237,824       3,070,915
                                            --------------  -------------


NET ASSETS:
    Beginning of period                        54,174,557      51,103,642
                                            --------------  -------------

    End of period (including undistributed
    net investment income of $21,781 and
    $157,119, respectively)                    $70,412,381    $54,174,557
                                            ==============  =============





                 See Notes to the Financial Statements.

-------------------------------------------------------------------------

=========================================================================
BREMER INVESTMENT FUNDS, INC.
=========================================================================

STATEMENT OF CHANGES IN NET ASSETS



-------------------------------------------------------------------------

                                            -----------------------------
                                                     Bond Fund
                                            -----------------------------

                                          Six Months Ended
                                           March 31, 1999      Year Ended
                                             (Unaudited)   September 30, 1998
                                            -------------     -------------

OPERATIONS:
    Net investment income                    $ 2,273,666     $ 4,307,210
    Net realized gain on investments             261,938         240,538
    Change in unrealized appreciation
   (depreciation on investments)             (2,646,290)       2,036,415
                                            -------------   -------------
       Net increase (decrease) in net
       assets resulting from operations        (110,686)       6,584,163
                                            -------------   -------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income                     (2,262,452)     (4,302,898)
    Net realized gains                          (308,209)        (22,945)
                                            -------------   -------------
       Total dividends and distributions      (2,570,661)     (4,325,843)
                                            -------------   -------------


CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                 14,070,606      20,352,435
    Proceeds from shares issued to holders
    in reinvestment of dividends                  33,110          36,235
    Cost of shares redeemed                   (7,085,560)    (13,574,619)
                                            -------------   -------------
       Net increase in net assets resulting
       from capital share transactions         7,018,156       6,814,051
                                            -------------   -------------

TOTAL INCREASE IN NET ASSETS                   4,336,809       9,072,371
                                            -------------   -------------


NET ASSETS:
    Beginning of period                       82,756,014      73,683,643
                                            -------------   -------------

    End of period (including undistributed
    net investment income of $0 and $0,
    respectively)                            $87,092,823     $82,756,014
                                            =============   =============






                 See Notes to the Financial Statements.

-------------------------------------------------------------------------

==============================================================================
BREMER INVESTMENT FUNDS, INC.
==============================================================================

FINANCIAL HIGHLIGHTS



------------------------------------------------------------------------------

                                     -----------------------------------------
                                                  Growth Stock Fund
                                     -----------------------------------------
                                                                    January 27,
                                   Six Months Ended                    19971
                                      March 31,       Year Ended      through
                                   1999 (Unaudited)    September     September
                                                         1998          1997
                                     -------------  ------------   ------------
PER SHARE DATA:
    NET ASSET VALUE, BEGINNING OF
    PERIOD                                $12.28         $11.90        $10.00
                                     ------------ --------------  ------------

    INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                0.01           0.04          0.03
       Net realized and unrealized
       gain on investments                  3.81           0.39          1.87
                                     ------------ --------------  ------------
            Total from investment
            operations                      3.82           0.43          1.90
                                     ------------ --------------  ------------

    LESS DIVIDENDS AND DISTRIBUTIONS:
       Dividends from net investment
       income                              (0.04)         (0.03)            -
       Distributions from net
       realized gain                       (0.07)         (0.02)            -
                                     ------------ --------------  ------------
            Total dividends and
            distributions                  (0.11)         (0.05)            -
                                     ------------ --------------  ------------

    NET ASSET VALUE, END OF PERIOD        $15.99         $12.28        $11.90
                                     ============ ==============  ============


TOTAL RETURN                              31.10% 2        3.61%        19.00% 2


SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period        $70,412,381    $54,174,557   $51,103,642
    Ratio of net expenses to average
    net assets                           0.88% 3        0.91%         1.05% 3
    Ratio of net investment income to
    average net assets                   0.08% 3        0.27%         0.62% 3
    Portfolio turnover rate                6.50%         13.15%        11.30%



  1 Commencement of Operations.
  2 Not annualized.
  3 Annualized.






                   See Notes to the Financial Statements.

------------------------------------------------------------------------------

===============================================================================
BREMER INVESTMENT FUNDS, INC.
===============================================================================

FINANCIAL HIGHLIGHTS



-------------------------------------------------------------------------------

                                       ----------------------------------------
                                                      Bond Fund
                                       ----------------------------------------
                                                                    January 27,
                                   Six Months Ended                    19971
                                      March 31,       Year Ended      through
                                   1999 (Unaudited)    September     September
                                                         1998          1997
                                   --------------     ----------  -------------
PER SHARE DATA:
    NET ASSET VALUE, BEGINNING OF
    PERIOD                                $10.47         $10.18        $10.00
                                      ------------ --------------  ------------

    INCOME (LOSS) FROM INVESTMENT OPERATIONS:
       Net investment income                  0.28           0.56          0.35
       Net realized and unrealized
       gain (loss)
       on investments                        (0.29)          0.29          0.17
                                       ------------ --------------  -----------
            Total from investment
            operations                       (0.01)          0.85          0.52
                                       ------------ --------------  -----------

    LESS DIVIDENDS AND DISTRIBUTIONS:
       Dividends from net investment
       income                               (0.28)         (0.56)        (0.34)
       Distributions from net realized
       gains                                (0.04)             -              -
                                       ------------ ----------------------------
            Total dividends and
            distributions                   (0.32)         (0.56)        (0.34)
                                       ------------ --------------  ------------

    NET ASSET VALUE, END OF PERIOD          $10.14         $10.47        $10.18
                                       ============ ==============  ============


TOTAL RETURN                               (0.15%)2        8.59%         5.33% 2


SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period          $87,092,823    $82,756,014   $73,683,643
    Ratio of net expenses to average
    net assets                             0.88% 3        0.89%         1.01% 3
    Ratio of net investment income to
    average net assets                     5.43% 3        5.46%         5.60% 3
    Portfolio turnover rate                 41.41%         66.66%        38.35%



  1 Commencement of Operations.
  2 Not annualized.
  3 Annualized.






                    See Notes to the Financial Statements.

--------------------------------------------------------------------------------

=======================================================================
BREMER INVESTMENT FUNDS, INC.
=======================================================================

SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)

Growth Stock Fund

-----------------------------------------------------------------------

     Shares                                               Value
              -------------------------------------
              COMMON STOCKS - 94.2%
              -------------------------------------

              APPAREL - 1.7%
     25,000   Intimate Brands, Inc.                    $ 1,203,125
                                                         ---------

              BANKING & FINANCIAL SERVICES - 10.8%
     13,125   Banc One Corporation                         722,695
     15,000   Citigroup Inc.                               958,125
     10,000   Fannie Mae                                   692,500
     24,200   Freddie Mac                                1,382,425
     20,400   KeyCorp                                      618,375
     20,000   Providian Financial Corporation            2,200,000
     30,000   Wells Fargo Company                        1,051,875
                                                         ---------
                                                         7,625,995
                                                         ---------

              BUSINESS SERVICE - 5.7%
     20,000   Computer Associates International, Inc.      711,250
     17,500   Equifax Inc.                                 601,563
     19,000   First Data Corporation                       812,250
     36,000   IMS Health Incorporated                    1,192,500
     16,500   National Data Corporation                    693,000
                                                         ---------
                                                         4,010,563
                                                         ---------

              CAPITAL GOODS - 7.8%
     15,000   Boeing Company, The                          511,875
     19,000   Dover Corporation                            624,625
     10,600   Emerson Electric Company                     561,138
     25,000   General Electric Company                   2,765,625
     35,000   United States Filter Corporation *         1,071,875
                                                         ---------
                                                         5,535,138
                                                         ---------

              COMMUNICATIONS & MEDIA - 3.4%
     25,000   CBS Corporation                            1,023,437
     17,250   Interpublic Group of Companies, Inc.       1,343,344
                                                         ---------
                                                         2,366,781
                                                         ---------

              COSMETICS & SOAP - 3.8%
     10,400   Colgate-Palmolive Company                    956,800
     13,944   Gillette Company                             828,796
     19,000   Kimberly-Clark Corporation                   910,813
                                                         ---------
                                                         2,696,409
                                                         ---------

              DRUGS - 5.3%
     14,000   Merck & Company, Inc.                      1,122,625
     35,000   Mylan Laboratories Inc.                      960,312
     12,000   Pfizer, Inc.                               1,665,000
                                                         ---------
                                                         3,747,937
                                                         ---------

              ENERGY - 4.2%
      6,616   BP Amoco Plc                                 667,803
     19,000   El Paso Natural Gas Company                  621,062
     13,400   Enron Corporation                            860,950

              See Notes to the Financial Statements.
-----------------------------------------------------------------------



              ENERGY (continued) - 4.2%
      9,000   Mobil Corporation                         $ 792,000
                                                        ---------
                                                        2,941,815
                                                        ---------

              FOOD, BEVERAGE & TOBACCO - 2.2%
     12,000   Bestfoods                                   564,000
     25,000   PepsiCo, Inc.                               979,688
                                                        ---------
                                                        1,543,688
                                                        ---------

              HEALTH CARE - 4.7%
     40,332   Boston Scientific Corporation *           1,635,967
     18,400   Medtronic, Inc.                           1,320,200
     50,000   Safeskin Corporation *                      371,875
                                                        ---------
                                                        3,328,042
                                                        ---------

              INSURANCE - 5.1%
      6,949   Aegon N.V. ADR                              624,541
     16,000   AFLAC, Inc.                                 871,000
     12,844   American International Group, Inc.        1,549,308
      9,600   MBIA, Inc.                                  556,800
                                                        ---------
                                                        3,601,649
                                                        ---------

              RESTAURANT - 2.2%
     34,000   McDonald's Corporation                    1,540,625
                                                        ---------

              RETAIL - GENERAL - 8.5%
      9,700   Albertson's, Inc.                           526,831
     30,000   Dayton Hudson Corporation                 1,998,750
     21,000   Saks Incorporated                           546,000
     18,000   Wal-Mart Stores, Inc.                     1,659,375
     44,000   Walgreen Company                          1,243,000
                                                        ---------
                                                        5,973,956
                                                        ---------

              TECHNOLOGY - 19.9%
     22,000   American Power Conversion Corporation *    594,000
     45,000   Atmel Corporation *                        683,438
     35,000   Cisco Systems, Inc. *                    3,834,687
     25,000   Cognos, Inc.                               587,500
     12,500   Hewlett-Packard Corporation                847,656
     13,000   Intel Corporation                        1,545,375
     15,000   Lucent Technologies, Inc.                1,616,250
     22,000   Microsoft Corporation *                  1,971,750










              See Notes to the Financial Statements.
-----------------------------------------------------------------------



              TECHNOLOGY (continued) - 19.9%
     38,250   Oracle Corporation *                   $ 1,008,844
     30,000   Sterling Software, Inc. *                  712,500
     25,000   3Com Corporation *                         582,813
                                                       ---------
                                                      13,984,813
                                                       ---------

              TELECOMMUNICATIONS - 4.1%
     15,000   American Telephone and Telegraph
              Corporation                              1,197,187
     18,658   MCI WorldCom, Inc. *                     1,652,399
                                                       ---------
                                                       2,849,586
                                                       ---------

              TRAVEL & RECREATION - 4.8%
     45,000   Carnival Corporation                     2,185,312
     39,000   Walt Disney Company, The                 1,213,875
                                                       ---------
                                                       3,399,187
                                                       ---------


            TOTAL COMMON STOCKS (Cost of $37,898,704) 66,349,309
                                                       ---------


              -------------------------------------
              SHORT-TERM INVESTMENTS - 5.8%
              -------------------------------------

              -------------------------------------
              INVESTMENT COMPANIES - 4.6%
              -------------------------------------

  3,210,346   Firstar Institutional Money Market Fund  3,210,346
                                                       ---------

  Principal
     Amount
              -------------------------------------
              VARIABLE RATE DEMAND NOTES - 1.2%
              -------------------------------------

   $485,491   Warner-Lambert Corporation, 4.5700% **    485,491
    356,341   Wisconsin Corporation Central Credit
              Union, 4.6087% **                         356,340
                                                      ---------
                                                        841,831
                                                      ---------

              TOTAL SHORT-TERM INVESTMENTS (Cost
              of $4,052,177)                          4,052,177
                                                      ---------


              TOTAL INVESTMENTS - 100.0% (Cost
              of $41,950,881)                        70,401,486
                                                      ---------


              Other assets in excess of
              liabilities - 0.0%                         10,895
                                                      ---------


              TOTAL NET ASSETS - 100.0%             $70,412,381
                                                      =========

                * Non-income producing security.
              ** Variable rate security.  The rates listed are as of
                 March 31, 1999.







              See Notes to the Financial Statements.
-----------------------------------------------------------------------
==================================================================
BREMER INVESTMENT FUNDS, INC.
==================================================================

SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)

Bond Fund

------------------------------------------------------------------

Principal Amount
 or Shares                                                  Value
              ----------------------------------------
              LONG-TERM INVESTMENTS - 93.9%
              ----------------------------------------

              ----------------------------------------
              CORPORATE BONDS & NOTES - 25.3%
              ----------------------------------------

              BANK & BANK HOLDING CO. - 3.6%
              First Union National Bank - North Carolina#
 $3,190,000     6.18%, 02/15/36                           $ 3,151,908
                                                             --------


              FINANCIAL SERVICES - 14.4%
              BHP Finance USA Ltd.#
  1,395,000     6.42%, 03/01/26                           1,388,399
              Ford Capital B.V.
  1,000,000     9.375%, 05/15/01                          1,071,359
              Ford Motor Credit Company
  1,000,000     8.20%, 02/15/02                           1,061,608
              Lehman Brothers Holdings, Inc.
  1,000,000     6.375%, 10/23/00                          1,002,079
  1,375,000     6.625%, 11/15/00                          1,387,606
              Merrill Lynch & Company
  1,000,000     5.64%, 01/27/03                             992,433
  2,000,000     6.00%, 02/17/09                           1,939,304
              Reliastar Financial Corporation
  1,608,000     7.125%, 03/01/03                          1,658,338
              St. Paul Companies, Inc.
  1,000,000     7.37%, 08/20/07                           1,058,582
              Salomon, Inc.
  1,000,000     6.25%, 05/15/03                           1,006,518
                                                          --------
                                                          12,566,226
                                                          --------

              FOOD, BEVERAGE & TOBACCO - 2.9%
              Philip Morris Companies, Inc.
  1,250,000     7.125%, 10/01/04                          1,301,235
              Supervalu, Inc.
  1,250,000     6.56%, 06/09/05                           1,252,555
                                                          --------
                                                          --------
                                                          2,553,790
                                                          --------

              TRAVEL AND ENTERTAINMENT - 2.1%
              Hilton Hotels Corporation
  1,750,000     7.70%, 07/15/02                           1,790,752
                                                          --------

              UTILITIES - 2.3%
              American Telephone and Telegraph
  1,000,000     5.625%, 03/15/04 ##                         996,354
              Western Resources, Inc.
  1,000,000     6.875%, 08/01/04                          1,025,911
                                                          --------
                                                          2,022,265
                                                          --------
              TOTAL CORPORATE BONDS &
                 NOTES (Cost of $21,963,578)              22,084,941
                                                          --------



              See Notes to the Financial Statements.
------------------------------------------------------------------


              ----------------------------------------
              NON-AGENCY MORTGAGE-BACKED
               SECURITIES - 5.2%
              ----------------------------------------

              COLLATERALIZED  MORTGAGE  OBLIGATIONS  -  5.2%
              Chemical  Mortgage Securities, Inc.
 $1,127,000   Series 1994-1, Class A7, 6.25%,  01/25/09## $ 1,117,978

              Countrywide Mortgage Backed Securities, Inc.
  1,385,064     Series 1994-D, Class A9, 6.50%,
                03/25/24 ##                                 1,378,713
              Structured Asset Mortgage Investments, Inc.
  2,000,000     Series 1998-12, Class A2, 6.05%, 02/25/29##
                                                            2,004,681
                                                             --------
                                                             --------
                                                            4,501,372
                                                             --------

              TOTAL NON- AGENCY MORTGAGE-BACKED
                SECURITIES (Cost of $4,518,946)             4,501,372
                                                             --------


              ----------------------------------------
              U.S. GOVERNMENT AGENCY AND
                AGENCY-BACKED ISSUES - 54.6%
              ----------------------------------------

              Federal Farm Credit Bank
  2,000,000     6.37%, 10/30/07                           2,067,888
                                                           --------


              Federal Home Loan Bank
  1,000,000     6.00%, 11/03/00                           1,011,521
  1,000,000     6.085%, 12/23/02                          1,020,003
  1,500,000     6.00%, 05/08/03 ##                        1,509,737
  1,000,000     6.00%, 07/21/03 ##                        1,000,960
  1,065,000     5.44%, 10/15/03                           1,059,152
  1,250,000     6.15%, 10/14/04                           1,282,531
  1,750,000     6.12%, 08/26/08 ##                        1,737,621
  1,000,000     5.755%, 11/20/08 ##                         972,040
                                                           --------
                                                          9,593,565
                                                           --------

              Federal Home Loan Mortgage Corporation (FHLMC),
                 Participation Certificates
    461,685      Pool #N97167, 7.50%, 12/01/03              474,293
  1,005,000      6.95%, 10/24/11                          1,095,756
                                                           --------
                                                           --------
                                                          1,570,049
                                                           --------


              Federal Home Loan Mortgage Corporation (FHLMC),
    653,036      Adjustable Rate Mortgage, Pool #845864,
                 7.6930%*, 07/01/24                         669,466
  1,047,563      Adjustable Rate Mortgage, Pool #785504,
                 6.0870%*, 03/01/25                       1,057,774
                                                           --------
                                                          1,727,240
                                                           --------

              Federal Home Loan Mortgage Corporation (FHLMC),
                 Real Estate Mortgage Investment Conduits (REMIC)
    600,000      Series 1480, Class LE, 6.50%, 7/15/08 ##       600,093
  2,000,000      Series 2078, Class PJ, 6.00%, 1/15/09 ##     2,007,250
    500,000      Series 24, Class VB, 6.50%, 7/25/10 ##         497,783



              See Notes to the Financial Statements.
------------------------------------------------------------------


              Federal Home Loan Mortgage Corporation (FHLMC),
                 Real Estate Mortgage Investment Conduits (REMIC) (continued)
 $1,500,000      Series 2102, Class TR, 6.00%, 10/15/11 ##  $ 1,502,648
  1,070,000      Series 1206, Class GC, 7.00%, 02/15/20 ##    1,073,738
  1,000,000      Series 1466, Class PI, 7.00%, 08/15/20 ##    1,016,097
    350,000      Series 1492, Class G, 6.50%, 09/15/20 ##       352,683
  2,000,000      Series 16, Class M, 7.00%, 08/25/23 ##       2,012,084
                                                               --------
                                                              9,062,376
                                                               --------

              Federal National Mortgage Association (FNMA),
                 Pass-Thru Certificates
  1,250,000      7.55%, 04/22/02                          1,324,848
  1,151,101      Pool #432293, 6.00%, 06/01/13            1,143,879
  2,481,608      Pool #424286, 6.50%, 06/01/13            2,507,791
  2,317,354      Pool #303922, 6.00%, 05/01/16            2,271,251
                                                           --------
                                                          7,247,769
                                                           --------

              Federal National Mortgage Association (FNMA),
    554,708      Adjustable Rate Mortgage, Pool #066186,
                 5.9410%*, 09/01/18                         554,286
    441,700      Adjustable Rate Mortgage, Pool #197747,
                 6.30%*, 12/01/22                           454,475
                                                           --------
                                                           --------
                                                          1,008,761
                                                           --------

              Federal National Mortgage Association (FNMA),
                 Real Estate Mortgage Investment Conduits (REMIC)
    500,000  Series  1993-134,  Class L, 6.50%,  08/25/08        493,053
    665,914  Series  1995-13B,  Class B, 6.50%,  03/25/09        669,093
    500,000  Series 1989-69, Class G, 7.60%, 10/25/19            515,035
  1,049,000  Series G92-66, Class HB, 4.00%,  06/25/20         1,020,011
  1,000,000  Series 1992-150, Class FV, 5.608%*,  05/25/21       997,944
  1,000,000  Series 1992-125, Class J, 6.50%, 05/25/21         1,003,132
    575,000  Series 1993-167, Class J, 6.75%, 12/25/22           583,571
    272,510  Series 1993-38, Class O, 6.75%, 3/25/23             272,980
  1,600,000  Series 1998-50, Class DN, 6.25%, 09/25/28         1,582,975
  1,103,649  Series 1998-50, Class EN, 6.50%, 09/25/28         1,107,301
                                                                --------
                                                               8,245,095
                                                                --------

              Government National Mortgage Association (GNMA),
     58,651      Adjustable Rate Mortgages, Pool #859287,
                 6.625%*, 07/20/26                                59,694
                                                                --------

              Student Loan Marketing Association (SLMA),
  1,860,747      Series 1996-2, Class A1, 5.005%*, 10/25/04##  1,857,518
                                                                --------

              Tennessee Valley Authority
  2,000,000      6.50%, 8/20/01                                2,042,948
  3,000,000      6.00%, 3/15/13                                3,019,839
                                                                --------
                                                               5,062,787
                                                                --------

              TOTAL U.S. GOVERNMENT AGENCY AND
                AGENCY-BACKED ISSUES (Cost of $47,417,439)    47,502,742
                                                                --------

              See Notes to the Financial Statements.
------------------------------------------------------------------


              ----------------------------------------
              U.S. TREASURY OBLIGATIONS - 8.8%
              ----------------------------------------

              U.S. Treasury Notes
 $5,000,000      6.50%, 08/15/05                          $ 5,309,375

              U.S. Treasury Bonds
  1,800,000     11.625%, 11/15/04                           2,342,813
                                                             --------

              TOTAL U.S. TREASURY OBLIGATIONS (Cost
              of $7,784,094)                                7,652,188
                                                             --------

              TOTAL LONG-TERM INVESTMENTS
                 (Cost of $81,774,057)                     81,741,243
                                                             --------

              ----------------------------------------
              SHORT-TERM INVESTMENTS - 5.5%
              ----------------------------------------

              ----------------------------------------
              COMMERCIAL PAPER - 4.5%
              ----------------------------------------

              Aetna Services Corporation
  1,000,000      5.03%, 04/23/99                          996,926
                                                         --------

              Norfolk Southern Corporation
  1,000,000      5.00%, 04/05/99                          999,444
  1,000,000      5.05%, 04/12/99                          998,457
  1,000,000      5.00%, 04/19/99                          997,500
                                                         --------
                                                         --------
                                                        2,995,401
                                                         --------

                                                        3,992,327
                                                         --------

              ----------------------------------------
              VARIABLE RATE DEMAND NOTES - 1.0%
              ----------------------------------------

    441,227   Warner-Lambert Co., 4.57% *                 441,227
    430,547   Wisconsin Corporation Central
              Credit Union, 4.6087%*                      430,547
                                                         --------

                                                          871,774
                                                         --------

              TOTAL SHORT-TERM INVESTMENTS
                 (Cost of $4,864,101)                    4,864,101
                                                          --------

              TOTAL INVESTMENTS - 99.4% (Cost
              of $86,638,158)                           86,605,344
                                                          --------


              Other assets in excess of
              liabilities - 0.6%                           487,479
                                                          --------

              TOTAL NET ASSETS - 100.0%                $87,092,823
                                                          ========


                #  Putable.
               ##  Callable.
                *  Variable rate security.  The rates
                   listed are as of March 31, 1999.

              See Notes to the Financial Statements.
------------------------------------------------------------------
==================================================================
BREMER INVESTMENT FUNDS, INC.
==================================================================

NOTES TO THE FINANCIAL STATEMENTS(Unaudited)
March 31, 1999

------------------------------------------------------------------

1.  ORGANIZATION

  Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principal investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principal investment objective of the Bond Fund is to maximize total return. The Investment Adviser held one share of the Growth Stock Fund capital stock and 9,999 shares of the Bond Fund capital stock at $10 per share on January 15, 1997. The Funds commenced operations on January 27, 1997.

  The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  a)Investment Valuation - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  b)Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

  c)Written Option Accounting - Each Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When a Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold).

  d)Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

  e)Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared daily and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually.

  f)Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  g)Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the Funds for six months ended March 31, 1999, were as follows:

                                  Growth Fund      Bond Fund
  Shares sold                         464,215       1,369,596
  Shares issued
      to holders in
      reinvestment
      of dividends                        771           3,214
  Shares redeemed                    (474,260)      (689,389)
  Net increase (decrease)              (9,274)       683,421

  Transactions in shares of the Funds for the year ended September 30, 1998, were as follows:

                                  Growth Fund      Bond Fund
  Shares sold                         720,961       1,982,703
  Shares issued
      to holders in
      reinvestment
      of dividends                        174           3,541
  Shares redeemed                    (603,553)    (1,321,162)
  Net increase                        117,582         665,082

4.  INVESTMENT TRANSACTIONS

  The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended March 31, 1999, were as follows:

                                 Growth Fund        Bond Fund
  Purchases
    U.S. Government               $        0      $24,106,245
    Other                          4,069,528       12,162,422
  Sales
    U.S. Government                        0       27,209,485
    Other                          7,185,679        6,005,139

  At  March  31,  1999,  gross  unrealized   appreciation  and  depreciation  of
  investments for tax purposes were as follows:

                                Growth Fund         Bond Fund
  Appreciation                 $ 30,190,967         $ 638,520
  (Depreciation)                 (1,740,362)         (671,334)
  Net appreciation
       on investments          $ 28,450,605          $(32,814)

   At March 31, 1999, the cost of investments for federal income tax purposes was $41,950,881 and $86,638,158 for the Growth Stock Fund and Bond Fund, respectively.

5.  INVESTMENT ADVISORY AND OTHER  AGREEMENTS

  The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Fund's daily net assets.

  Firstar Bank Milwaukee, N.A., a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank Milwaukee, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

  The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. On November 24, 1998, the Funds entered into an agreement with Rafferty Capital Markets, Inc. to distribute the Funds' shares. The currently approved rate is an annual rate of 0.01% of a Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses in the year incurred. For the six months ended March 31, 1999, $1,701 and $2,112 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6.  RELATED PARTIES

  Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 4,383,657 and 8,582,781 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of March 31, 1999.



                              Investment Adviser
                              Bremer Trust, N.A.
                              Cold Spring Center
                           4150 Second Street South
                           St. Cloud, MN 56302-0986

                     Administrator, Dividend Paying Agent,
                         Shareholders' Servicing Agent
                               and Transfer Agent
                       Firstar Mutual Fund Services, LLC
                           615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                         Firstar Bank Milwaukee, N.A.
                           615 East Michigan Street
                              Milwaukee, WI 53202

                                  Distributor
                        Rafferty Capital Markets, Inc.
                             550 Mamaroneck Avenue
                           Harrison, New York 10528

                                    Counsel
                               Briggs and Morgan
                                2400 IDS Center
                            80 South Eighth Street
                             Minneapolis, MN 55402

                             Independent Auditors
                              Arthur Andersen LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                   Directors
                                John M. Bishop
                                  Stan Dardis
                               Steven A. Laraway
                                 John J. Feda